Earnings Per Common Share Computations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings from continuing operations	$ 58,277	$ 60,795	$ 19,557
Earnings from continuing operations allocated to participating securities	(519)	(1,103)	(330)
Numerator for basic earnings from continuing operations per common share	57,758	59,692	19,227
Net earnings	58,276	64,355	16,353
Net earnings allocated to participating securities	(519)	(1,180)	(237)
Numerator for basic net earnings per common share	57,757	63,175	16,116
Interest expense on participating securities	0	0	136
Numerator for diluted earnings from continuing operations per common share	58,277	60,795	19,693
Numerator for diluted earnings per common share	$ 58,276	$ 64,355	$ 16,489
Earnings Per Share, Basic and Diluted [Abstract]
Basic	17,047	16,638	15,186
Plus dilutive effect of stock options (in shares)	233	118	27
Plus dilutive effect of participating securities (in shares)	195	369	453
Diluted (in shares)	17,475	17,125	15,666
Earnings Per Share, Basic [Abstract]
Earnings from continuing operations	$ 3.39	$ 3.59	$ 1.27
Discontinued operations	$ 0.00	$ 0.21	$ (0.21)
Net earnings (per basic share)	$ 3.39	$ 3.80	$ 1.06
Earnings Per Share, Diluted [Abstract]
Earnings from continuing operations	$ 3.34	$ 3.55	$ 1.26
Discontinued operations	$ 0.00	$ 0.21	$ (0.21)
Net earnings (per share, diluted)	$ 3.34	$ 3.76	$ 1.05
Number Of Shares Excluded From Computation Of Diluated Loss Per Common Share (in shares)		18	112